UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3445
                                                      --------

                                THE MERGER FUND
                                ---------------
               (Exact name of registrant as specified in charter)

                             100 SUMMIT LAKE DRIVE
                             ---------------------
                            VALHALLA, NEW YORK 10595
                            ------------------------
              (Address of principal executive offices) (Zip code)

                               FREDERICK W. GREEN
                               ------------------
                                THE MERGER FUND
                                ---------------
                             100 SUMMIT LAKE DRIVE
                             ---------------------
                            VALHALLA, NEW YORK 10595
                            ------------------------
                    (Name and address of agent for service)

                                 1-800-343-8959
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period:  MARCH 31, 2006
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                      THE
                                     MERGER
                                    FUND(R)

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2006

                                    CHART 1

                             PORTFOLIO COMPOSITION
                              BY TYPE OF DEAL*<F1>

                         Friendly                 90.3%
                         Hostile                   9.7%

                                    CHART 2

                             PORTFOLIO COMPOSITION
                             BY TYPE OF BUYER*<F1>

                         Strategic                82.7%
                         Financial                17.3%

                                    CHART 3

                             PORTFOLIO COMPOSITION
                               BY DEAL TERMS*<F1>

               Stock with Fixed Exchange Ratio               0.3%
               Stock with Flexible Exchange Ratio            6.8%
               Cash & Stock                                 16.7%
               Cash                                         67.0%
               Undetermined                                  9.2%

*<F1>  Data as of March 31, 2006

                                    CHART 4

                             PORTFOLIO COMPOSITION
                                 BY SECTOR*<F2>

               Consumer Services                            16.9%
               Basic Industries                             16.3%
               Healthcare                                   15.7%
               Telecommunications                           12.3%
               Financial Services                           10.6%
               Media & Entertainment                         7.3%
               Business Services                             6.8%
               Technology                                    5.2%
               Energy                                        3.7%
               Transportation                                2.0%
               Consumer Durables                             1.2%
               Multi-sector                                  1.0%
               Consumer Non-Durables                         1.0%

                                    CHART 5

                             PORTFOLIO COMPOSITION
                                 BY REGION*<F2>

               United States                                72.9%
               Europe                                       22.0%
               Canada                                        5.1%

*<F2>  Data as of March 31, 2006

                                    CHART 6

                                MERGER ACTIVITY
                                  1991 - 2006

           First Quarter    Second Quarter    Third Quarter    Fourth Quarter
           -------------    --------------    -------------    --------------
   1991      $19.9516          $20.5286         $27.3834          $16.3747
   1992      $16.6579          $30.7912         $16.1062          $20.9834
   1993      $20.3626          $30.0446         $72.4562          $64.2678
   1994      $43.9419          $41.2508         $79.3201          $58.3516
   1995      $63.2519         $109.5822        $138.6244          $92.8259
   1996      $81.5836         $147.5119        $114.5835         $180.8346
   1997     $157.8150         $135.3298        $146.4147         $247.8092
   1998     $207.8147         $667.8133        $273.4782         $271.3921
   1999     $344.2760         $473.5610        $227.3533         $495.8469
   2000     $495.6549         $238.7511        $432.3114         $264.6629
   2001     $161.5246         $138.7080        $154.2153         $121.5994
   2002      $45.7014          $60.8711         $95.8875          $44.3849
   2003      $36.7571          $57.2983         $72.9279         $161.5566
   2004     $246.3650         $108.3242         $97.1393         $188.5744
   2005     $209.7712         $225.6564        $131.2077         $217.8712
   2006     $236.3138

Source: Securities Data Corp.

THE MERGER FUND
EXPENSE EXAMPLE
MARCH 31, 2006

As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 for the period 10/01/05 - 3/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, a $15.00 fee will be charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING ACCOUNT      ENDING ACCOUNT         EXPENSES PAID DURING
                                  VALUE 10/1/05         VALUE 3/31/06      PERIOD 10/1/05-3/31/06*<F7>
                                -----------------      --------------      ---------------------------
Actual +<F3> (1)<F5>                $1,000.00             $1,025.40                  $11.72
Hypothetical ++<F4> (2)<F6>         $1,000.00             $1,013.36                  $11.65

  +<F3> Excluding dividends on short positions and interest expense, your actual cost of investment in the Fund would be $6.97.
 ++<F4> Excluding dividends on short positions and interest expense, your hypothetical cost of investment in the Fund would be $6.94.
(1)<F5> Ending account values and expenses paid during period based on a 2.54% return. This actual return is net of expenses.
(2)<F6> Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
  *<F7> Expenses are equal to the Fund's annualized expense ratio of 2.32%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
(UNAUDITED)

  SHARES                                                            VALUE
  ------                                                            -----
COMMON STOCKS -- 76.17%

               APPAREL MANUFACTURING -- 0.73%
    281,200    Jones Apparel Group, Inc.                        $    9,946,044
                                                                --------------
               APPAREL RETAILING -- 0.89%
    200,200    Burlington Coat Factory Warehouse Corp.               9,099,090
    131,107    J. Jill Group Inc. (a)<F8>                            3,134,768
                                                                --------------
                                                                    12,233,858
                                                                --------------
               AUDIO & VIDEO EQUIPMENT -- 0.66%
    897,005    IMAX Corporation (a)<F8>                              9,104,601
                                                                --------------
               AUTOMOTIVE PARTS & EQUIPMENT -- 0.88%
    695,850    Titan International, Inc.                            12,010,371
                                                                --------------
               BANKING -- 0.05%
     25,700    North Fork Bancorporation, Inc.                         740,931
                                                                --------------
               BIOMETRICS -- 0.21%
    367,288    Identix Incorporated (a)<F8>                          2,923,612
                                                                --------------
               BROADCASTING -- 2.77%
  1,087,100    Lin TV Corp -- Class A (a)<F8>                        9,783,900
    819,000    Univision Communications Inc. (a)<F8> (g)<F14>       28,230,930
                                                                --------------
                                                                    38,014,830
                                                                --------------
               BROKERAGE SERVICES -- 1.77%
  4,773,944    Instinet Group Incorporated (a)<F8>                  24,290,304
                                                                --------------
               BUILDING PRODUCTS -- 3.63%
    592,500    Lafarge North America, Inc. (g)<F14>                 49,770,000
                                                                --------------
               CHEMICALS -- 0.83%
    587,800    Huntsman Corporation (a)<F8>                         11,344,540
                                                                --------------
               EDUCATION SERVICES -- 2.48%
    816,500    Education Management
                 Corporation (a)<F8> (e)<F12>                       33,966,400
                                                                --------------
               FOOD RETAILING -- 3.25%
  1,738,750    Albertson's, Inc. (e)<F12>                           44,633,713
                                                                --------------
               GAS DISTRIBUTION -- 1.18%
    396,100    KeySpan Corporation (g)<F14>                         16,188,607
                                                                --------------
               HEALTHCARE INFORMATION SERVICES -- 0.99%
  1,053,713    Emdeon Corporation (a)<F8>                           11,380,100
     54,400    WebMD Health Corp. (a)<F8> (e)<F12>                   2,265,216
                                                                --------------
                                                                    13,645,316
                                                                --------------
               HOSPITALITY -- 3.14%
    965,400    Fairmont Hotels & Resorts Inc. (e)<F12>              43,153,380
                                                                --------------
               INFORMATION TECHNOLOGY -- 3.38%
    850,200    Anteon International Corporation (a)<F8>             46,386,912
                                                                --------------
               INTEGRATED GAS & ELECTRIC COMPANIES -- 1.67%
    711,500    Endesa, S.A.                                         22,969,970
                                                                --------------
               LOTTERY SERVICES -- 1.82%
    735,300    GTECH Holdings Corporation (e)<F12>                  25,036,965
                                                                --------------
               MEDICAL DEVICES -- 3.97%
    697,750    Guidant Corporation                                  54,466,365
                                                                --------------
               METALS & MINING -- 0.06%
     25,100    Falconbridge Limited                                    878,555
                                                                --------------
               MULTI-INDUSTRY -- 0.76%
    385,300    Tyco International Ltd. (g)<F14>                     10,356,864
                                                                --------------
               NEWSPAPER PUBLISHING -- 3.10%
    671,900    Knight Ridder, Inc. (h)<F15>                         42,470,799
                                                                --------------
               OFFICE PRODUCTS -- 1.81%
    788,139    Dictaphone Corporation (a)<F8> (d)<F11>              24,826,379
                                                                --------------
               OIL & GAS EXPLORATION & PRODUCTION -- 4.97%
    740,216    Burlington Resources, Inc. (h)<F15>                  68,141,620
                                                                --------------
               PHARMACEUTICALS -- 7.19%
  1,110,761    Abgenix, Inc. (a)<F8>                                24,992,122
          1    Allergan, Inc.                                               90
    863,900    Andrx Corp. (a)<F8> (g)<F14>                         20,508,986
    512,000    Schering AG (f)<F13>                                 53,230,180
                                                                --------------
                                                                    98,731,378
                                                                --------------
               POWER CONVERSION & COMMUNICATIONS PRODUCTS -- 0.38%
    473,700    Artesyn Technologies, Inc. (a)<F8>                    5,187,015
                                                                --------------
               PUBLISHING & MARKET RESEARCH -- 2.43%
  1,023,774    VNU NV                                               33,287,109
                                                                --------------
               REAL ESTATE INVESTMENT TRUSTS -- 3.53%
  1,073,400    Arden Realty, Inc. (f)<F13>                          48,442,542
                                                                --------------
               SATELLITE COMMUNICATIONS -- 2.15%
  1,189,400    PanAmSat Holding Corp. (f)<F13>                      29,520,908
                                                                --------------
               SAVINGS & LOANS -- 2.50%
    824,590    Independence Community Bank Corp.                    34,368,911
                                                                --------------
               SPECIALTY CHEMICALS -- 2.31%
    799,700    Engelhard Corporation (g)<F14>                       31,676,117
                                                                --------------
               STEEL -- 1.42%
    495,278    Arcelor                                              19,524,702
                                                                --------------
               TELEPHONY -- 9.26%
  1,708,800    Nextel Partners, Inc. _
                 Class A (a)<F8> (f)<F13>                           48,393,216
    593,236    Portugal Telecom, SGPS, S.A.                          7,196,360
  4,044,898    Price Communications
                 Corporation (a)<F8> (f)<F13>                       71,554,246
                                                                --------------
                                                                   127,143,822
                                                                --------------
               TOTAL COMMON STOCKS
                 (Cost $1,026,035,598)                           1,045,383,440
                                                                --------------

CONTRACTS (100 SHARES PER CONTRACT)
-----------------------------------
PUT OPTIONS PURCHASED -- 0.25%
      2,029    Boston Scientific Corp.
                 Expiration: April, 2006, Exercise Price: $22.50        81,160
      4,000    SPDR Trust Series 1
                 Expiration: April, 2006, Exercise Price: $128.00      200,000
      3,700    Verizon Communications
                 Expiration: July, 2006, Exercise Price: $40.00      2,331,000
      2,000    iShares Lehman 7-10 Year Treasury Bond Fund
                 Expiration: June, 2006, Exercise Price: $85.00        740,000
                                                                --------------
               TOTAL PURCHASED OPTIONS
                 (Cost $3,316,611)                                   3,352,160
                                                                --------------

PRINCIPAL AMOUNT
----------------
               TAX ESCROW NOTES -- 0.11%
$ 2,244,534    NextWave Wireless LLC Secured Note                    1,458,947
                                                                --------------
               TOTAL TAX ESCROW NOTES
                 (Cost $1,234,493)                                   1,458,947
                                                                --------------
CONVERTIBLE BONDS -- 0.10%
               Adelphia Communications Corporation
 26,583,000      3.250%, 05/01/2021 (c)<F10>                           664,575
 27,725,000      6.000%, 02/15/2006 (c)<F10>                           693,125
                                                                --------------
               TOTAL CONVERTIBLE BONDS
                 (Cost $21,766,335)                                  1,357,700
                                                                --------------
CORPORATE BONDS -- 4.09%
               Adelphia Communications Corporation
  9,695,000      9.250%, 10/01/2002 (c)<F10>                         5,720,050
 10,032,000      9.375%, 11/15/2009 (c)<F10>                         6,169,680
 14,690,000      10.250%, 06/15/2011 (c)<F10>                        9,328,150
 15,000,000    Meristar Hospitality Corporation
                 9.125%, 01/15/2011                                 17,343,750
 10,000,000    Brookstone Company Inc.
                 12.000%, 10/15/2012 (Acquired 09/23/2005,
                 Cost $9,883,300) (b)<F9>                            9,300,000
 10,200,000    Toys "R" Us, Inc.
                 7.875%, 04/15/2013                                  8,300,250
                                                                --------------
               TOTAL CORPORATE BONDS
                 (Cost $63,487,538)                                 56,161,880
                                                                --------------
SHORT TERM INVESTMENTS -- 11.10%
               US GOVERNMENT AGENCY ISSUES -- 8.37%
               Federal Home Loan Bank
 20,000,000      4.470%, 04/05/2006                                 19,990,222
 25,000,000      4.560%, 04/06/2006                                 24,984,687
 28,000,000      2.650%, 04/07/2006                                 27,978,345
               Federal Home Loan Mortgage Corp.
 20,000,000      4.508%, 04/04/2006                                 19,992,667
 22,000,000    Federal Farm Credit Bank
                 4.470%, 04/03/2006                                 21,994,622
                                                                --------------
                                                                   114,940,543
                                                                --------------
               VARIABLE RATE DEMAND NOTES -- 2.73%
  8,997,050    American Family Financial Services, Inc., 4.469%      8,997,051
 25,803,019    U.S. Bank, 4.573%                                    25,803,019
  2,605,486    Wisconsin Corporate Central Credit Union, 4.493%      2,605,485
                                                                --------------
                                                                    37,405,555
                                                                --------------
               TOTAL SHORT TERM INVESTMENTS
                 (Cost $152,346,098)                               152,346,098
                                                                --------------
               TOTAL INVESTMENTS
                 (Cost $1,268,186,673)                          $1,260,060,225
                                                                --------------
                                                                --------------

Percentages are stated as a percent of net assets.
 (a)<F8>   Non-income producing security.
 (b)<F9>   Restricted under Rule 144A of the Securities Act of 1933.
(c)<F10>   Security in default.
(d)<F11>   Fair-valued security.
(e)<F12> All or a portion of the shares have been committed as collateral for open short options.
(f)<F13> All or a portion of the shares have been committed as collateral for foreign currency contracts.
(g)<F14> All or a portion of the shares have been committed as collateral for written option contracts.
(h)<F15> All or a portion of the shares have been committed as collateral for equity swap contracts.

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2006
(UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
 1,048,000   Adelphia Communications Corporation -- Class A      $      46,112
   834,650   Boston Scientific Corp.                                19,238,682
     5,700   Capital One Financial Corporation                         458,964
   534,975   ConocoPhillips                                         33,783,671
    13,100   Inco Limited                                              653,122
   293,600   McClatchy Company -- Class A                           14,342,360
   396,200   Mittal Steel Company N.V. -- ADR                       15,167,566
   316,445   SUPERVALU, Inc.                                         9,752,835
 1,097,260   Verizon Communications                                 37,372,676
   176,230   Viisage Technology, Inc.                                3,085,787
   220,830   WebMD Health Corp. -- Class A                           9,195,361
                                                                  ------------
             TOTAL SECURITIES SOLD SHORT
               (Proceeds $139,124,661)                            $143,097,136
                                                                  ------------
                                                                  ------------

ADR - American Depository Receipt

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF OPTIONS WRITTEN
MARCH 31, 2006
(UNAUDITED)

CONTRACTS (100 SHARES PER CONTRACT)                                    VALUE
-----------------------------------                                    -----
CALL OPTIONS
7,402   Andrx Corp.                                                 $  296,080
          Expiration: September, 2006, Exercise Price: $25.00
        Engelhard Corp.
3,854     Expiration: April, 2006, Exercise Price: $40.00              105,985
1,035     Expiration: May, 2006, Exercise Price: $40.00                 56,925
        Huntsman Corp.
2,910     Expiration: April, 2006, Exercise Price: $20.00               65,475
1,563     Expiration: May, 2006, Exercise Price: $17.50                324,323
  732     Expiration: May, 2006, Exercise Price: $20.00                 43,920
2,812   Jones Apparel Group, Inc.                                      267,140
          Expiration: April, 2006, Exercise Price: $35.00
  700   KeySpan Corporation                                             63,000
          Expiration: May, 2006, Exercise Price: $40.00
        LaFarge North America, Inc.
1,367     Expiration: April, 2006, Exercise Price: $80.00              553,635
4,558     Expiration: May, 2006, Exercise Price: $80.00              2,142,260
        Tyco International Ltd.
1,194     Expiration: April, 2006, Exercise Price: $25.00              244,770
1,582     Expiration: May, 2006, Exercise Price: $27.50                110,740
        Univision Communications, Inc.
3,000     Expiration: April, 2006, Exercise Price: $30.00            1,380,000
1,293     Expiration: April, 2006, Exercise Price: $35.00               84,045
2,982     Expiration: May, 2006, Exercise Price: $35.00                342,929
                                                                    ----------
        TOTAL OPTIONS WRITTEN
          (Premiums received $5,715,658)                            $6,081,227
                                                                    ----------
                                                                    ----------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006
(UNAUDITED)

ASSETS:
   Investments, at value (Cost $1,268,186,673)                                                       $1,260,060,225
   Cash                                                                                                  83,817,084
   Deposit at brokers for short sales                                                                    62,153,500
   Receivable from brokers for proceeds on securities sold short                                        126,931,130
   Receivable for investments sold                                                                       26,294,900
   Receivable for written options                                                                           305,025
   Receivable for fund shares issued                                                                      3,976,068
   Dividends and interest receivable                                                                      3,436,248
   Prepaid expenses                                                                                         141,432
                                                                                                     --------------
          Total Assets                                                                                1,567,115,612
                                                                                                     --------------
LIABILITIES:
   Securities sold short, at value (Proceeds of $139,124,661)                      $143,097,136
   Options written, at value (Premiums received $5,715,658)                           6,081,227
     See accompanying schedule
   Payable for forward currency exchange contracts                                      939,907
   Payable for investment securities purchased                                       36,941,280
   Payable for fund shares redeemed                                                   3,692,225
   Payable for equity swap contracts                                                  1,945,870
   Investment advisory fee payable                                                    1,141,831
   Distribution fees payable                                                            420,402
   Accrued expenses and other liabilities                                               481,511
                                                                                   ------------
          Total Liabilities                                                                             194,741,389
                                                                                                     --------------
NET ASSETS                                                                                           $1,372,374,223
                                                                                                     --------------
                                                                                                     --------------
NET ASSETS Consist Of:
   Accumulated undistributed net realized loss on investments sold, foreign currency translation, forward currency exchange contracts, securities sold short, equity swap contracts,
     and written option contracts expired or closed                                                  $  (28,794,770)
   Net unrealized appreciation (depreciation) on:
      Investments                                                                  $ (8,126,448)
      Securities sold short                                                          (3,972,475)
      Written option contracts                                                         (365,569)
      Equity swap contracts                                                          (1,259,877)
      Forward currency exchange contracts                                              (939,907)
                                                                                   ------------
      Net unrealized depreciation                                                                       (14,664,276)
   Paid-in capital                                                                                    1,415,833,269
                                                                                                     --------------
          Total Net Assets                                                                           $1,372,374,223
                                                                                                     --------------
                                                                                                     --------------
   NET ASSET VALUE, offering price and redemption price per share
     ($1,372,374,223 / 89,886,347 shares of beneficial interest outstanding)                                 $15.27
                                                                                                             ------
                                                                                                             ------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2006
(UNAUDITED)

INVESTMENT INCOME:
   Interest                                                                                             $ 9,118,590
   Dividend income on long positions
     (net of foreign withholding taxes of $72,156)                                                        6,348,537
                                                                                                        -----------
          Total investment income                                                                        15,467,127
                                                                                                        -----------
EXPENSES:
   Investment advisory fee                                                          $ 6,634,157
   Distribution fees                                                                  1,441,237
   Transfer agent and shareholder servicing agent fees                                  101,766
   Federal and state registration fees                                                   35,464
   Professional fees                                                                    127,544
   Trustees' fees and expenses                                                           24,871
   Custody fees                                                                         167,530
   Administration fee                                                                   296,264
   Fund accounting expense                                                               90,840
   Reports to shareholders                                                              139,698
   Dividends on short positions (net of foreign withholding taxes of $5,731)          2,343,947
   Interest                                                                           3,897,986
   Other                                                                                 96,166
                                                                                    -----------
          Total expenses                                                                                 15,397,470
                                                                                                        -----------
NET INVESTMENT GAIN                                                                                          69,657
                                                                                                        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on:
      Investments                                                                     9,141,239
      Securities sold short                                                              17,431
      Written option contracts expired or closed                                     19,312,943
      Equity swap contracts                                                            (188,656)
      Foreign currency translation                                                      690,929
      Forward currency exchange contracts                                               933,976
                                                                                    -----------
      Net realized gain                                                                                  29,907,862
   Change in unrealized appreciation / depreciation on:
      Investments                                                                     1,642,382
      Securities sold short                                                           3,911,794
      Written option contracts                                                       (6,098,486)
      Equity swap contracts                                                            (679,021)
      Foreign currency translation                                                          603
      Forward currency exchange contracts                                            (1,385,027)
                                                                                    -----------
      Net unrealized loss                                                                                (2,607,755)
                                                                                                        -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                          27,300,107
                                                                                                        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                    $27,369,764
                                                                                                        -----------
                                                                                                        -----------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MARCH 31, 2006
(UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
   Sales of capital shares                                                           $   352,986,086
   Repurchases of capital shares                                                        (490,192,893)
   Net change in receivables / payables related
     to capital share transactions                                                            41,220
                                                                                     ---------------
   Cash provided by capital share transactions                                          (137,165,587)
   Cash provided by borrowings                                                          (334,063,651)
   Cash repayment of borrowing                                                                    --
   Distributions paid in cash*<F16>                                                       (2,463,350)
                                                                                     ---------------
                                                                                                           $(473,692,588)
                                                                                                           -------------
CASH PROVIDED (USED) BY OPERATIONS:
   Purchases of investments                                                           (3,794,349,664)
   Proceeds from sales of investments                                                  4,343,684,543
                                                                                     ---------------
                                                                                         549,334,879
                                                                                     ---------------
   Increase in deposit at brokers for short sales                                          6,680,000
   Net investment income                                                                      69,657
   Net change in receivables / payables related to operations                              3,687,305
                                                                                     ---------------
                                                                                          10,436,962
                                                                                                             559,771,841
                                                                                                           -------------
   Net increase in cash                                                                                       86,079,253
   Cash, beginning of year                                                                                    (2,262,169)
                                                                                                           -------------
   Cash, end of year                                                                                       $  83,817,084
                                                                                                           -------------
                                                                                                           -------------

*<F16>  Non-cash financing activities include reinvestment of dividends of           $    68,036,847

Supplemental Information:
   Cash paid for interest                                                            $     4,364,911

                     See notes to the financial statements.

THE MERGER FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED       YEAR ENDED
                                                                  MARCH 31, 2006    SEPTEMBER 30, 2005
                                                                 ----------------   ------------------
                                                                   (UNAUDITED)

Net investment gain (loss)                                        $       69,657      $   (5,524,327)
Net realized gain on investments sold, foreign
  currency translations, forward currency exchange
  contracts, securities sold short, equity swap contracts,
  and written option contracts expired or closed                      29,907,862          84,396,754
Change in unrealized appreciation / depreciation on
  investments, foreign currencies, forward currency
  exchange contracts, securities sold short, equity swap
  contracts and written options                                       (2,607,755)         11,038,149
                                                                  --------------      --------------
Net increase in net assets resulting from operations                  27,369,764          89,910,576
                                                                  --------------      --------------
Distributions to shareholders from:
     Net investment income                                              (743,486)           (221,569)
     Net realized gains                                              (69,756,711)        (21,282,185)
                                                                  --------------      --------------
     Total dividends and distributions                               (70,500,197)        (21,503,754)
                                                                  --------------      --------------
Net decrease in net assets from capital
  share transactions (Note 4)                                        (69,169,960)       (265,013,374)
                                                                  --------------      --------------
Net decrease in net assets                                          (112,300,393)       (196,606,552)
NET ASSETS:
Beginning of year                                                  1,484,674,616       1,681,281,168
                                                                  --------------      --------------
End of year (including accumulated undistributed net
  investment loss of $0 and ($5,495,315), respectively)           $1,372,374,223      $1,484,674,616
                                                                  --------------      --------------
                                                                  --------------      --------------

                     See notes to the financial statements.

                                THE MERGER FUND
                              FINANCIAL HIGHLIGHTS
 Selected per share data is based on a share of beneficial interest outstanding throughout each period.

                                             SIX MONTHS        YEAR           YEAR           YEAR           YEAR           YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MARCH 31,      SEPT. 30,      SEPT. 30,      SEPT. 30,      SEPT. 30,      SEPT. 30,
                                                2006           2005           2004           2003           2002           2001
                                            -----------     ---------      ---------      ---------      ---------      ---------
                                            (UNAUDITED)

Net Asset Value, beginning of period           $15.78         $15.10         $14.84         $13.46         $15.74         $16.90

Income from investment operations:
   Net investment income (loss)(1)<F17>          0.00(2)(5)    (0.06)(2)      (0.08)(3)       0.05(2)        0.22(3)        0.31(3)
                                                   <F18><F21>       <F18>          <F19>         <F18>          <F19>          <F19>
   Net realized and unrealized
     gain (loss) on investments                  0.37           0.94           0.38           1.53          (1.44)          0.32
                                               ------         ------         ------         ------         ------         ------
   Total from investment operations              0.37           0.88           0.30           1.58          (1.22)          0.63
                                               ------         ------         ------         ------         ------         ------
Redemption fees                                  0.00(5)        0.00(5)        0.00(5)          --             --             --
                                                    <F21>          <F21>          <F21>
                                               ------         ------         ------         ------         ------         ------

Less distributions:
   Dividends from net investment income         (0.01)          0.00(5)       (0.04)         (0.20)         (0.21)         (0.14)
                                                                   <F21>
   Distributions from net realized gains        (0.87)         (0.20)            --             --          (0.85)         (1.65)
                                               ------         ------         ------         ------         ------         ------
   Total distributions                          (0.88)         (0.20)         (0.04)         (0.20)         (1.06)         (1.79)
                                               ------         ------         ------         ------         ------         ------
Net Asset Value, end of period                 $15.27         $15.78         $15.10         $14.84         $13.46         $15.74
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

Total Return                                     2.54%(6)       5.88%          1.99%         11.88%         (8.39)%         3.86%
                                                     <F22>

Supplemental Data and Ratios:
   Net assets, end of period (000's)       $1,372,374     $1,484,675     $1,681,281     $1,149,990       $853,957       $982,893
   Ratio of operating expenses
     to average net assets                       2.32%(7)       1.77%          1.87%          1.86%          1.60%          1.99%
                                                     <F23>
   Ratio of interest expense and
     dividends on short positions to
     average net assets                          0.94%(7)       0.41%          0.50%          0.49%          0.22%          0.65%
                                                     <F23>
   Ratio of operating expense to
     average net assets excluding
     interest expense and dividends
     on short positions                          1.38%(7)       1.36%          1.37%          1.37%          1.38%          1.34%
                                                     <F23>
   Ratio of net investment income
     to average net assets                       0.01%(7)      (0.35)%        (0.68)%         0.22%          1.31%          1.91%
                                                     <F23>
   Portfolio turnover rate(4)<F20>             159.22%        312.04%        256.88%        309.18%        258.37%        383.74%

              FOOTNOTES TO FINANCIAL HIGHLIGHTS ON FOLLOWING PAGE

(1)<F17> Net investment income before interest expense and dividends on short positions for the six months ended March 31, 2006 and the years ended September 30, 2005, 2004, 2003, 2002 and 2001, was $0.07, $0.01,
          $0.00, $0.01, $0.16 and $0.27, respectively.
(2)<F18> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F19> Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each period.
(4)<F20> The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.
(5)<F21>  Amount less than $0.005 per share.
(6)<F22>  Not annualized.
(7)<F23>  Annualized.

                     See notes to the financial statements.

                                THE MERGER FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2006 (UNAUDITED)

NOTE 1 -- ORGANIZATION

   The Merger Fund (the "Fund") is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund's fundamental policies were amended to permit the Fund to engage exclusively in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund's investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation

   Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other listed securities are valued at the last sales price on the exchange on which such securities are primarily traded or, in the case of options, at the higher of the intrinsic value of the option or the last reported composite sales price. Securities not listed on an exchange and securities for which there are no transactions are valued at the average of the closing bid and asked prices. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The Adviser (as defined herein) reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser. When fair-valued pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. At March 31, 2006 fair-valued long securities represented 1.97% of investments, at value. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

B. Short Positions

   The Fund may sell securities or currencies short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities.

   The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C. Transactions with Brokers for Short Sales

   The Fund's receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with three major securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

D. Federal Income Taxes

   No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

E. Written Option Accounting

   The Fund writes (sells) covered call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract written is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

F. Purchased Option Accounting

   The Fund purchases put options to hedge portfolio investments. Call options may be purchased only for the purpose of closing out previously written covered call options. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

G. Forward Currency Exchange Contracts

   The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

H. Distributions to Shareholders

   Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on equity swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at September 30, 2005. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes. The Fund decreased accumulated net investment loss by $5,053,286, reduced realized accumulated gains by $7,405,945, and increased paid-in capital by $2,352,659. The Fund may utilize earnings and profits deemed distributed to shareholders on redemption of shares as part of the dividends-paid deduction.

I. Use of Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

J. Foreign Securities

   Investing in securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

K. Foreign Currency Translations

   The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L. When-Issued Securities

   The Fund may sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short-sale positions. The Fund segregates and maintains at all times cash, cash equivalents or other liquid securities in an amount at least equal to the market value for when-issued securities.

M. Guarantees and Indemnifications

   In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Other

   Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis. Investment income includes $6,630,000 of interest earned on receivables from brokers for proceeds on securities sold short and deposits. The Fund may utilize derivative instruments such as options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

NOTE 3 -- AGREEMENTS

   The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser") pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. Effective August 1, 2004, the Adviser agreed to waive 0.10% of its fee at net asset levels between $1.5 billion through $2 billion. When net assets of the Fund exceed $2 billion, the Adviser has agreed to waive 0.20% of its fee. Certain officers of the Fund are also officers of the Adviser.

   U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

   Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

   The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

   Changes in shares of beneficial interest were as follows:

                                             SIX MONTHS ENDED                      YEAR ENDED
                                              MARCH 31, 2006                   SEPTEMBER 30, 2005
                                        -------------------------          -------------------------
                                          SHARES         AMOUNT              SHARES         AMOUNT
                                        ---------       ---------          ---------       ---------
       Sold                             23,330,257    $ 352,986,086        20,234,535     $312,111,072
       Issued as reinvestment
         of dividends                    4,637,846       68,036,847         1,355,022       20,840,244
       Redemption fee                           --           20,745                --           44,851
       Redeemed                        (32,191,665)    (490,213,638)      (38,803,235)    (598,009,541)
                                       -----------    -------------       -----------    -------------
       Net decrease                     (4,223,562)   $ (69,169,960)      (17,213,678)   $(265,013,374)
                                       -----------    -------------       -----------    -------------
                                       -----------    -------------       -----------    -------------

NOTE 5 -- INVESTMENT TRANSACTIONS

   Purchases and sales of securities for the six months ended March 31, 2006 (excluding short-term investments, options and short positions) aggregated $2,226,202,194 and $2,789,510,775, respectively. There were no purchases or sales of U.S. Government Securities.

   At September 30, 2005, the components of accumulated losses on a tax basis were as follows:

     Cost of Investments                           $1,834,916,025
                                                   --------------
                                                   --------------
     Gross unrealized appreciation                     54,363,392
     Gross unrealized depreciation                    (93,138,977)
                                                   --------------
     Net unrealized depreciation                   $  (38,775,585)
                                                   --------------
                                                   --------------
     Undistributed ordinary income                 $   61,551,603
     Undistributed long-term capital gain                      --
                                                   --------------
     Total distributable earnings                  $   61,551,603
                                                   --------------
                                                   --------------
     Other accumulated losses                         (24,220,489)
                                                   --------------
     Total accumulated losses                      $   (1,444,471)
                                                   --------------
                                                   --------------

   The tax components of dividends paid during the six months ended March 31, 2006 and the fiscal year ended September 30, 2005 were as follows:

                                         2006                  2005
                                         ----                  ----
   Ordinary Income                    $70,500,197          $21,503,754
   Long-Term Capital Gains            $        --          $        --

   The Fund incurred a post-October capital loss of $17,809,171, which is deferred for tax purposes until the next fiscal year.

   For the fiscal year ended September 30, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 24% for the Fund (unaudited).

   For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended September 30, 2005 was 23% for the Fund (unaudited).

NOTE 6 -- OPTION CONTRACTS WRITTEN

   The premium amount and the number of option contracts written during the six months ended March 31, 2006, were as follows:

                                           PREMIUM AMOUNT   NUMBER OF CONTRACTS
                                           --------------   -------------------
   Options outstanding
     at September 30, 2005                  $ 23,611,205          109,602
   Options written                            42,252,658          222,417
   Options closed                            (23,144,215)         (79,800)
   Options exercised                         (21,574,907)         (90,799)
   Options expired                           (15,429,083)        (124,436)
                                            ------------         --------
   Options outstanding at March 31, 2006    $  5,715,658           36,984
                                            ------------         --------
                                            ------------         --------

NOTE 7 -- DISTRIBUTION PLAN

   The Fund has adopted an Amended and Restated Plan of Distribution (the "Plan") dated July 19, 2005, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate broker-dealers or qualified institutions with whom the Fund has entered into a contract to distribute Fund shares ("Dealers"). Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended March 31, 2006, the Fund incurred $1,441,237 pursuant to the Plan.

   The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund's outstanding shares.

NOTE 8 -- CREDIT FACILITY

   Custodial Trust Company has made available to the Fund a $400 million credit facility (subject to increase under certain conditions) pursuant to a Loan and Security Agreement ("Agreement") dated March 18, 1992 (subsequently amended) for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company with three months' prior notice. For the period October 1, 2005 to March 31, 2006, the interest rate on the outstanding principal amount was the Federal Funds Rate plus 0.75% (weighted average rate of 4.86% during the six months ended March 31, 2006). Advances are collateralized by securities owned by the Fund and held separately in a special custody account pursuant to a Special Custody Agreement dated March 31, 1994. During the six months ended March 31, 2006, the Fund had an outstanding average daily balance of $160,195,099. The maximum amount outstanding during the six months ended March 31, 2006 was $355,058,000. At March 31, 2006, the Fund had a loan-payable balance of $0. As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The assets are required to be adjusted daily to reflect changes in the amount of the loan outstanding.

NOTE 9 -- FORWARD CURRENCY EXCHANGE CONTRACTS

   At March 31, 2006, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The net unrealized depreciation of $939,907 is included in the net unrealized appreciation (depreciation) section of the Statement of Assets and Liabilities. The terms of the open contracts are as follows:

     SETTLEMENT            CURRENCY TO            U.S. $ VALUE AT            CURRENCY TO          U.S. $ VALUE AT
        DATE              BE DELIVERED            MARCH 31, 2006             BE RECEIVED           MARCH 31, 2006
     ----------           ------------            ---------------            -----------          ---------------
      4/21/06       11,948,314 British Pounds      $ 20,761,301       20,841,695 U.S. Dollars       $ 20,841,696
      4/24/06        5,250,000 British Pounds         9,122,514        9,081,975 U.S. Dollars          9,081,975
      4/25/06        1,625,000 British Pounds         2,823,651        2,843,263 U.S. Dollars          2,843,263
      4/28/06       34,289,007 British Pounds        59,582,651       59,971,840 U.S. Dollars         59,971,840
      5/19/06        2,100,000 British Pounds         3,650,172        3,636,150 U.S. Dollars          3,636,150
      4/13/06          188,250 Canadian Dollars         161,263          161,068 U.S. Dollars            161,068
      6/16/06          415,448 Canadian Dollars         356,606          354,902 U.S. Dollars            354,902
      4/25/06       37,884,000 Euros                 45,973,157       45,562,535 U.S. Dollars         45,562,535
      4/28/06       32,163,597 Euros                 39,038,304       38,435,945 U.S. Dollars         38,435,945
      5/19/06       25,498,650 Euros                 30,989,908       30,673,643 U.S. Dollars         30,673,643
      6/30/06        4,360,000 Euros                  5,312,457        5,269,060 U.S. Dollars          5,269,060
                                                   ------------                                     ------------
                                                   $217,771,984                                     $216,832,077
                                                   ------------                                     ------------
                                                   ------------                                     ------------

NOTE 10 -- EQUITY SWAP CONTRACTS

   The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 25 to 100 basis points.

   The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

   Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

   Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At March 31, 2006, the Fund had the following open equity swap contracts:

                                                                                    UNREALIZED APPRECIATION
     TERMINATION DATE                    SECURITY                       SHARES           (DEPRECIATION)
     ----------------                    --------                       ------           --------------
     6/30/06-7/15/06     BAA PLC                                      1,413,331           $   198,014
         9/10/06         BOC Group PLC                                2,143,063              (422,473)
         5/19/06         London Stock Exchange                          200,000              (466,064)
         4/21/06         London Stock Exchange                          500,000              (729,000)
         4/21/06         London Stock Exchange April Call              (500,000)              625,575
         5/19/06         London Stock Exchange May Call                (200,000)              346,884
         7/15/06         McClatchy Company                              (50,000)               53,523
         4/21/06         Prudential April Call                         (250,000)               25,050
         4/21/06         Prudential PLC                                 250,000               (75,700)
          4/1/06         Schering April Call                           (272,600)             (352,382)
          4/1/06         Schering April Call                           (189,400)             (209,161)
         6/30/06         Telesystem International Wireless Inc.         904,334                69,724
         6/30/06         Telesystem International Wireless Inc.         310,000              (285,939)
         6/30/06         Telesystem International Wireless Inc.       2,940,190               (37,928)
                                                                                          -----------
                                                                                          $(1,259,877)
                                                                                          -----------
                                                                                          -----------

   For the six months ended March 31, 2006, the Fund realized losses of $188,656 upon the termination of equity swap contracts. Such losses may have been offset by gains on related long or short equity positions or forward currency exchange contracts.

THE MERGER FUND
APPROVAL OF ADVISORY CONTRACT

   On January 21, 2006, at a meeting called for the purpose of voting on such approval, the Board of Trustees, including all of the Trustees who are not parties to the Advisory Contract or interested persons of any such party (the non-interested Trustees), approved the continuance of the Advisory Contract for the Fund. In so doing, the Board studied materials specifically relating to the Advisory Contract provided by the Adviser, counsel to the non-interested Trustees and counsel to the Fund. The Board considered a variety of factors, including the following:

   The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund pursuant to the Advisory Contract, including the Adviser's competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial-reporting controls; and adherence to the Fund's investment objectives, policies and restrictions. The Board also reviewed the Adviser's methodology, research and analysis that it employs in selecting investments for the Fund. The Board considered the non-traditional nature of the Fund's investment approach, the specialized expertise and experience of the Fund's portfolio managers and the difficulty, were it warranted, of selecting an alternative adviser.

   The Board also evaluated the investment performance of the Fund relative to the S&P 500 Index over the last year, three years, five years and 10 years, and relative to the performance of alternative-investment mutual funds, including those that engage in merger arbitrage.

   Additionally, the Board reviewed information on the fee structure of the Advisory Contract, including the costs of the services to be provided and the profits to be realized by the Adviser and its affiliate from their relationship with the Fund, as evidenced by the Adviser's profitability analysis. The profitability analysis consisted of income and expenses by category for calendar years 2005 and 2004, less expenses allocated to other funds managed by the Adviser's affiliate, adjusted total expenses, net income, profit margin and profit margin before payments to fund supermarkets. The Board also reviewed comparisons of the rates of compensation paid to managers of funds in its peer group, Lipper data relating to average expenses and advisory fees for comparable funds and the benefit to the Adviser of the Fund's soft-dollar arrangements. It was noted that the Adviser's future profit margin is expected to decline modestly as the Adviser absorbs additional expenses for hardware and financial newswires. Based on the information provided, the Board determined that the Fund's fee structure is competitive with funds with similar investment goals and strategies.

   The Board considered the Fund's total expense ratio, contractual investment advisory fees, 12b-1 distribution expense and service-provider fee ratio compared to the industry average by quartile, within the appropriate Lipper benchmark category and Lipper category range. The Board also considered the amount and nature of fees paid by shareholders. The Board considered the fact that the Adviser has agreed to waive a portion of its fees and noted that the fee waiver could be discontinued at any time after January 31, 2007.

   The Adviser provided information on peer-group comparisons consisting of alternative-investment mutual funds, including those that engage in merger arbitrage. The materials compared each fund's investment strategies; management fee; expense ratio; total assets; whether a fund has a breakpoint, charges a sales load and is open to new investors; returns for the one year, three years, five years and 10 years ended December 31, 2005; and risk as measured by beta and standard deviation. It was noted that the Fund's management fees and expense ratio are within the average range compared to its peer funds.

   The Board considered the extent to which economies of scale would be realized with respect to operational costs as the Fund grows in the number of shareholders and assets under management, the existence of breakpoints previously established by the Adviser, and whether fee levels to be charged by the Adviser reflect these economies of scale for the benefit of Fund investors and are fair under the circumstances, which the Board, including all of the non-interested Trustees, believed to be the case.

   Based on its evaluation, in consultation with independent counsel, of all material aspects of the Advisory Contract, including the foregoing factors and such other information believed to be reasonably necessary to evaluate the terms of the Advisory Contract, the Board, including all of the non-interested Trustees voting separately, concluded that the continuation of the Advisory Contract would be in the best interest of the Fund's shareholders, and determined that the compensation to the Adviser provided for in the Advisory Contract is fair and reasonable.

                                THE MERGER FUND
                    AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund's Transfer Agent at 1-800-343-8959 or by visiting the SEC's website at www.sec.gov. Information
                                                      -----------
regarding how the Fund voted proxies during the period ended June 30, 2005 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied
                                      -----------
at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

INVESTMENT ADVISER
     Westchester Capital Management, Inc.
     100 Summit Lake Drive
     Valhalla, NY  10595
     (914) 741-5600

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING
AGENT AND SHAREHOLDER SERVICING AGENT
     U.S. Bancorp Fund Services, LLC
     615 East Michigan Street
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

CUSTODIAN
     U.S. Bank, N.A.
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

TRUSTEES
     Frederick W. Green
     Michael J. Downey
     James P. Logan, III

EXECUTIVE OFFICERS
     Frederick W. Green, President
     Bonnie L. Smith, Vice President,
       Treasurer and Secretary
     Roy D. Behren, Chief Compliance Officer

COUNSEL
     Fulbright & Jaworski L.L.P.
     666 Fifth Avenue
     New York, NY  10103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     PricewaterhouseCoopers LLP
     100 East Wisconsin Avenue
     Milwaukee, WI  53202

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  THE MERGER FUND
                   ----------------------------------------

     By (Signature and Title) /s/ Frederick W. Green
                              -----------------------------
                              Frederick W. Green, President

     Date  5/30/06
           ------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Frederick W. Green
                              -----------------------------
                              Frederick W. Green, President

     Date  5/30/06
           ------------------------------------------------

     By (Signature and Title) /s/ Bonnie L. Smith
                              -----------------------------
                              Bonnie L. Smith, Treasurer

     Date  5/30/06
           ------------------------------------------------